OTHER ASSETS - Schedule of Investment Property (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	£ 11,577
Acquisitions of new properties	60	£ 18
Additional expenditure on existing properties	50	68
Change in fair value (note 7)	(511)	575	£ (209)
At 31 December	10,660	11,577
Investment properties
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	3,612
At 31 December	2,532	3,612
Cost or valuation | Investment properties
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
At 1 January	3,612	3,347
Change in fair value (note 7)	(511)	575
Disposals	(679)	(396)
At 31 December	£ 2,532	£ 3,612	£ 3,347